Share capital - Additional Information (Details)		1 Months Ended	3 Months Ended
	Jan. 08, 2021 USD ($) shares	Mar. 12, 2021 USD ($) shares	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Feb. 08, 2021 USD ($)	Jan. 01, 2021 shares	Dec. 31, 2020 shares	Dec. 21, 2020 USD ($)	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants					$ 16,801,135
Shares issued for stock option exercised					449,459
Net loss for the period				$ (180,664)	$ (180,664)	$ (1,418,829)
Weighted average number of common shares outstanding | shares			103,588,472	103,588,472		37,049,539
Stock-based compensation expense				$ 1,462,866		$ 1,884,570
Share issue related cost						$ 51,913
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance | shares			30,000,000	30,000,000
Stock options exercisable period			10 years	10 years
Stock Option Exercise Period Not Later Than Ninety Days			90 days	90 days
Weighted average share price, share options granted | $ / shares				$ 3.53		$ 0.00
Stock-based compensation expense				$ 1,195,946		$ 1,884,570
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued | shares	6,741,420	13,624,075
Investors [Member]
Disclosure of classes of share capital [line items]
Maximum aggregate offering price							$ 100,000,000			$ 100,000,000
Employee Stock Options Exercise [Member]
Disclosure of classes of share capital [line items]
Share issue related cost	$ 46,558,988	$ 99,999,996
RSUs
Disclosure of classes of share capital [line items]
Stock-based compensation expense			$ 266,920			$ 0
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares			112,929,422	112,929,422	112,929,422				89,309,563
Number of shares outstanding | shares			112,929,422	112,929,422	112,929,422	37,056,874		89,309,563	89,309,563		37,049,374
Shares issued pursuant to exercise of warrants					$ 16,802,299
Number of shares issued for stock option exercised | shares					1,058,724
Shares issued for stock option exercised					$ 727,253
Shares issued pursuant to exercise of warrants (in shares) | shares					2,195,640
Proceeds from issuing shares	$ 1,258,122	$ 2,702,209
Share issue related cost						$ 51,913
Share capital | Investors One [Member]
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants				$ 449,459
Number of shares issued for stock option exercised | shares			1,058,724	1,058,724
Shares issued for stock option exercised				$ 4,726,428
Shares issued pursuant to exercise of warrants (in shares) | shares			2,195,640	2,195,640